Consolidated (Loss) Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	$ 3,371.3	$ 2,981.9
Cost of sales	2,415.8	2,216.9
Gross profit	955.5	765.0
Research and development expenses	120.8	104.7
Selling, general and administrative expenses	489.1	398.9
Other (gains) and losses	(37.0)	91.7
Share of after-tax profit of equity accounted investees	(48.5)	(2.7)
Restructuring, integration and acquisition costs	146.9	124.0
Operating income	284.2	48.4
Finance expense – net	130.6	135.6
Earnings (loss) before income taxes	153.6	(87.2)
Income tax expense (recovery)	3.6	(39.7)
Net income (loss)	150.0	(47.5)
Attributable to:
Equity holders of the Company	141.7	(47.2)
Non-controlling interests	$ 8.3	$ (0.3)
Earnings (loss) per share attributable to equity holders of the Company
Basic – (in Canadian dollars per share)	$ 0.46	$ (0.17)
Diluted – (in Canadian dollars per share)	$ 0.45	$ (0.17)